Cash Reserve [Member] Average Annual Total Returns - Cash Reserve - Cash Reserve Shares	12 Months Ended	60 Months Ended	109 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	2.12%	1.53%
Performance Inception Date			Dec. 16, 2015